Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies [Abstract]
Schedule of capital commitments
	As at June 30, 2018	As at December 31, 2017
Contracted and authorized, in RMB	439,850,378	439,850,378
Contracted and authorized, in USD	66,476,797	67,315,108

Schedule of lease commitments

	As at December 31,
	As at June 30, 2018	As at December 31, 2017
Within 1 year	87,850	108,695
2-5 years	228,259	231,138
Thereafter	2,269,913	2,337,061
	2,586,022	2,676,894

	As at December 31,
	As at June 30, 2018	As at December 31, 2017
Within 1 year	76,086	77,046
2-5 years	228,259	231,138
Thereafter	2,269,913	2,337,061
	2,574,259	2,645,245